J. P. MORGAN INCOME FUNDS

JPMorgan Credit Opportunities Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Multi-Sector Income Fund

(Class A, Class B, Class C and Select Class Shares)

(each a series of JPMorgan Trust I)

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

JPMorgan Limited Duration Bond Fund

(Class A, Class B, Class C and Select Class Shares)

(each a series of JPMorgan Trust II)

Supplement dated July 29, 2013

to the Prospectus dated July 1, 2013, as supplemented

CLASS C SHARE CHANGES — Beginning with purchases on September 3, 2013, Class C Shares of the JPMorgan Limited Duration Bond Fund, JPMorgan Short Duration Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund (the “Short Bond Funds”) will be subject to a deferred sales charge of 1.00% on the original cost of Class C shares of the Short Bond Funds. Class C Shares of the Short Bond Funds purchased prior to September 3, 2013 will not be subject to a deferred sales charge. In connection with the addition of the deferred sales charge to Class C Shares of the Short Bond Funds, Class C Shares of any J.P. Morgan Fund may be exchanged into Class C Shares of the Short Bond Funds beginning September 3, 2013. To reflect these changes, the above referenced prospectus is supplemented as follows:

CHANGES TO RISK/RETURN SUMMARIES. Effective immediately, the section “Fees and Expenses of the Fund” in the Risk/Return Summary for the JPMorgan Limited Duration Bond Fund is hereby deleted in its entirety and the following is substituted in its place.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 105 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases % of the Offering Price	2.25%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased prior to September 3, 2013	NONE (under $500,000)	3.00%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased on or after September 3, 2013	NONE (under $500,000)	3.00%	1.00%	NONE

SUP-INC-C-713

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.45	0.46	0.45	0.45
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.20	0.21	0.20	0.20
Acquired Fund Fees and Expenses	0.03	0.03	0.03	0.03

Total Annual Fund Operating Expenses	0.98	1.49	1.48	0.73
Fee Waivers and Expense Reimbursements[1]	(0.25)	(0.26)	(0.25)	(0.25)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.73	1.23	1.23	0.48

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.70%, 1.20%, 1.20% and 0.45% of the average daily net assets of Class A, Class B, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	298	506	731	1,377
CLASS B SHARES ($)	425	646	789	1,493
CLASS C SHARES ($)[1]	125	443	784	1,747
CLASS C SHARES ($)[2]	225	443	784	1,747
SELECT CLASS SHARES ($)	49	208	381	883

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	298	506	731	1,377
CLASS B SHARES ($)	125	446	789	1,493
CLASS C SHARES ($)[1]	125	443	784	1,747
CLASS C SHARES ($)[2]	125	443	784	1,747
SELECT CLASS SHARES ($)	49	208	381	883

1	Reflects that no deferred sales charges are applicable to Class C Shares purchased prior to September 3, 2013.

2	Reflects a 1.00% deferred sales charge applicable to Class C Shares purchased on or after September 3, 2013.

Effective immediately, the section “Fees and Expenses of the Fund” in the Risk/Return Summary for the JPMorgan Short Duration Bond Fund is hereby deleted in its entirety and the following is substituted in its place.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 105 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases % of the Offering Price	2.25%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased prior to September 3, 2013	NONE (under $500,000)	3.00%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased on or after September 3, 2013	NONE (under $500,000)	3.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.36	0.36	0.36	0.36
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.11	0.11	0.11	0.11

Total Annual Fund Operating Expenses	0.86	1.36	1.36	0.61
Fee Waivers and Expense Reimbursements[1]	(0.06)	(0.06)	(0.06)	(0.06)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.80	1.30	1.30	0.55

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.80%, 1.30%, 1.30% and 0.55% of the average daily net assets of Class A, Class B, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	305	487	685	1,256
CLASS B SHARES ($)	432	625	739	1,368
CLASS C SHARES ($)[1]	132	425	739	1,630
CLASS C SHARES ($)[2]	232	425	739	1,630
SELECT CLASS SHARES ($)	56	189	334	756

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	305	487	685	1,256
CLASS B SHARES ($)	132	425	739	1,368
CLASS C SHARES ($)[1]	132	425	739	1,630
CLASS C SHARES ($)[2]	132	425	739	1,630
SELECT CLASS SHARES ($)	56	189	334	756

1	Reflects that no deferred sales charges are applicable to Class C Shares purchased prior to September 3, 2013.

2	Reflects a 1.00% deferred sales charge applicable to Class C Shares purchased on or after September 3, 2013.

CHANGES TO HOW TO DO BUSINESS WITH THE FUNDS. Effective immediately, the disclosure under “Sales Charges — Class C Shares” beginning on page 109 of the prospectus is hereby deleted in its entirety and replaced with the following:

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, except with respect to purchases of Class C Shares of the JPMorgan Limited Duration Bond Fund or JPMorgan Short Duration Bond Fund made prior to September 3, 2013, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

There is no CDSC assessed on purchases of Class C Shares of the JPMorgan Limited Duration Bond Fund and the JPMorgan Short Duration Bond Fund made prior to September 3, 2013.

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds other than purchases of Class C Shares of the JPMorgan Limited Duration Bond Fund and the JPMorgan Short Duration Bond Fund made prior to September 3, 2013.

Effective September 3, 2013, the disclosures under “Exchanging Fund Shares — What are my exchange privileges?” on page 111 and “— Do I pay a sales charge on an exchange?” on page 112 of the prospectus are hereby deleted in their entirety and replaced with the following:

What are my exchange privileges?

Class A Shares of a Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund, except Class B Shares which are no longer available for new investments. Class A Shares of a Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class B Shares of a Fund may be exchanged for Class B Shares of another J.P. Morgan Fund.

Class C Shares of a Fund may be exchanged for Class C Shares of another J.P. Morgan Fund.

Class C Shares of any Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.

Select Class Shares of a Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund except Class B Shares which are no longer available for new investment.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. The J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.

For Class A, Class B and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class B or Class C Shares of a Fund for Class B or Class C Shares, respectively, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class B or Class C Shares will be subject to the CDSC of the Fund from which you exchanged, except there is no CDSC on Class C Shares of JPMorgan Limited Duration Bond Fund, JPMorgan Short Duration Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund (collectively, the “Short Bond Funds”) purchased prior to September 3, 2013.

2.	The current holding period for your exchanged Class B or Class C Shares, other than exchanged Class C Shares of the Short Bond Funds purchased prior to September 3, 2013, is carried over to your new shares.

3.	If you exchange Class C Shares purchased prior to September 3, 2013 of one of the Short Bond Funds, your new Class C Shares shall be deemed to be held for the required holding period applicable to your new Class C Shares and no CDSC shall be charged.

CHANGES TO ADDITIONAL FEE AND EXPENSE INFORMATION. Effective immediately, the following disclosure is added immediately after the Class A and Class C table for the JPMorgan Limited Duration Bond Fund under “Additional Fee and Expense Information” on page 164 of the prospectus:

The disclosure and numbers for Class C Shares shown above assume that the shareholder purchased Class C Shares on July 1, 2013. Class C Shares purchased on or after September 3, 2013 are subject to a 1.00% CDSC. If such CDSC had been in effect for purchases of Class C Shares made on July 1, 2013, the numbers for Class C Shares for the Fund (period ended June 30, 2014) would be as follows:

Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$225	4.00%	2.77%	2.77%

Effective immediately, the following disclosure is added immediately after the Class A and Class C table for the JPMorgan Short Duration Bond Fund under “Additional Fee and Expense Information” on page 168 of the prospectus:

The disclosure and numbers for Class C Shares shown above assume that the shareholder purchased Class C shares on July 1, 2013. Class C Shares purchased on or after September 3, 2013 are subject to a 1.00% CDSC. If such CDSC had been in effect for purchases of Class C Shares made on July 1, 2013, the numbers for Class C Shares for the Fund (period ended June 30, 2014) would be as follows:

Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2014	$232	4.00%	2.70%	2.70%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE